Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,350,000,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	186,435.00
Total Offset Amount	0.00
Net Fee	$ 172,625.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A